Exhibit 99.1

World Omni Auto Receivables Trust 2023-B
Monthly Servicer Certificate
June 30, 2026

Dates Covered
Collections Period	06/01/26 - 06/30/26
Interest Accrual Period	06/15/26 - 07/14/26
30/360 Days	30
Actual/360 Days	30
Distribution Date	07/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/26	200,954,446.03	15,356
Yield Supplement Overcollateralization Amount 05/31/26	9,589,286.38	0
Receivables Balance 05/31/26	210,543,732.41	15,356
Principal Payments	12,336,946.79	346
Defaulted Receivables	171,874.45	11
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/26	8,730,386.99	0
Pool Balance at 06/30/26	189,304,524.18	14,999

Pool Statistics	$ Amount	# of Accounts
Pool Factor	17.03%
Prepayment ABS Speed	1.21%
Aggregate Starting Principal Balance	1,162,826,061.02	44,579

Delinquent Receivables:
Past Due 31-60 days	5,081,810.17	262
Past Due 61-90 days	1,343,556.94	69
Past Due 91-120 days	399,175.70	21
Past Due 121+ days	0.00	0
Total	6,824,542.81	352

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.45%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.88%
Delinquency Trigger Occurred	NO

Recoveries	205,965.09
Aggregate Net Losses/(Gains) - June 2026	(34,090.64)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.19%
Prior Net Losses/(Gains) Ratio	-0.22%
Second Prior Net Losses/(Gains) Ratio	0.76%
Third Prior Net Losses/(Gains) Ratio	0.21%
Four Month Average	0.14%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.68%

Overcollateralization Target Amount	5,232,239.66
Actual Overcollateralization	5,232,239.66
Weighted Average Contract Rate	6.01%
Weighted Average Contract Rate, Yield Adjusted	10.14%
Weighted Average Remaining Term	28.05

Flow of Funds	$ Amount
Collections	13,621,947.97
Investment Earnings on Cash Accounts	8,793.32
Servicing Fee	(175,453.11)
Transfer to Collection Account	-
Available Funds	13,455,288.18

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	578,691.40
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	127,914.25
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	67,288.50
(7) Noteholders' Third Priority Principal Distributable Amount	6,417,682.19
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,232,239.66
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,031,472.18

Total Distributions of Available Funds	13,455,288.18

Servicing Fee	175,453.11
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	996,700,000.00
Original Class B	31,390,000.00
Original Class C	15,740,000.00

Total Class A, B, & C
Note Balance @ 06/15/26	195,722,206.37
Principal Paid	11,649,921.85
Note Balance @ 07/15/26	184,072,284.52

Class A-1
Note Balance @ 06/15/26	0.00
Principal Paid	0.00
Note Balance @ 07/15/26	0.00
Note Factor @ 07/15/26	0.0000000%

Class A-2a
Note Balance @ 06/15/26	0.00
Principal Paid	0.00
Note Balance @ 07/15/26	0.00
Note Factor @ 07/15/26	0.0000000%

Class A-2b
Note Balance @ 06/15/26	0.00
Principal Paid	0.00
Note Balance @ 07/15/26	0.00
Note Factor @ 07/15/26	0.0000000%

Class A-3
Note Balance @ 06/15/26	49,092,206.37
Principal Paid	11,649,921.85
Note Balance @ 07/15/26	37,442,284.52
Note Factor @ 07/15/26	12.5983461%

Class A-4
Note Balance @ 06/15/26	99,500,000.00
Principal Paid	0.00
Note Balance @ 07/15/26	99,500,000.00
Note Factor @ 07/15/26	100.0000000%

Class B
Note Balance @ 06/15/26	31,390,000.00
Principal Paid	0.00
Note Balance @ 07/15/26	31,390,000.00
Note Factor @ 07/15/26	100.0000000%

Class C
Note Balance @ 06/15/26	15,740,000.00
Principal Paid	0.00
Note Balance @ 07/15/26	15,740,000.00
Note Factor @ 07/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	773,894.15
Total Principal Paid	11,649,921.85
Total Paid	12,423,816.00

Class A-1
Coupon	5.31600%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.25000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
SOFR Rate	3.59301%
Coupon	4.30301%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	4.66000%
Interest Paid	190,641.40
Principal Paid	11,649,921.85
Total Paid to A-3 Holders	11,840,563.25

Class A-4
Coupon	4.68000%
Interest Paid	388,050.00
Principal Paid	0.00
Total Paid to A-4 Holders	388,050.00

Class B
Coupon	4.89000%
Interest Paid	127,914.25
Principal Paid	0.00
Total Paid to B Holders	127,914.25

Class C
Coupon	5.13000%
Interest Paid	67,288.50
Principal Paid	0.00
Total Paid to C Holders	67,288.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.7413986
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.1607463
Total Distribution Amount	11.9021449

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.6414583
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	39.1989295
Total A-3 Distribution Amount	39.8403878

A-4 Interest Distribution Amount	3.9000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.9000000

B Interest Distribution Amount	4.0750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.0750000

C Interest Distribution Amount	4.2750000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.2750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	550.88
Noteholders' Principal Distributable Amount	449.12

Account Balances	$ Amount
Reserve Account
Balance as of 06/15/26	2,616,119.83
Investment Earnings	7,525.43
Investment Earnings Paid	(7,525.43)
Deposit/(Withdrawal)	-
Balance as of 07/15/26	2,616,119.83
Change	-

Required Reserve Amount	2,616,119.83

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,268,230.36	$1,207,951.75	$1,491,723.11
Number of Extensions	66	69	76
Ratio of extensions to Beginning of Period Receivables Balance	0.60%	0.54%	0.63%